ADVANCES TO SUPPLIERS	12 Months Ended
Sep. 30, 2016
Advances To Suppliers [Abstract]
Advances To Suppliers Disclosure [Text Block]
5.	ADVANCES TO SUPPLIERS

Advances to suppliers consist of the following:

	September 30,
	2015	2016
	RMB	RMB

Purchases of materials	4,767	315
Prepayments for advertisement	3,083	3,141
Prepayments for transportation fee	2	2
Prepayments for operating lease	204	-
Prepayments for testing fee	289	475
Utility deposit	476	86
Deposits for research and development fee	865	830
Prepayments for professional fee	-	328
Others	798	2,186

	10,484	7,363

Advances to suppliers mainly represent deposits paid but related materials and services have not been provided to the Company.